Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 1,771	$ 2,017	$ 1,836	$ 2,250
Carrying Amount [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds		884
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,099	1,271
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds	904	888
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	708	917
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,099	1,271
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds	960	967
Estimate Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	$ 708	$ 917